Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Cash and Cash Equivalents
Cash at bank and on hand (note (a))	$ 113,922,000	$ 87,828,000
Bank deposits maturing in three months or less (note (a))	473,519,000	147,802,000
Cash and cash equivalents	$ 587,441,000	$ 235,630,000
Bank deposits maturing in three months or less | Weighted average
Cash and Cash Equivalents
Effective interest rate (in percentage)	0.73%	1.12%
U.S. dollar ("US$")
Cash and Cash Equivalents
Cash and cash equivalents	$ 440,309,000	$ 164,201,000
Renminbi ("RMB")
Cash and Cash Equivalents
Cash and cash equivalents	74,061,000	64,258,000
UK Pound Sterling ("")
Cash and Cash Equivalents
Cash and cash equivalents	124,000	954,000
Hong Kong dollar ("HK$")
Cash and Cash Equivalents
Cash and cash equivalents	72,909,000	5,907,000
Euro
Cash and Cash Equivalents
Cash and cash equivalents	$ 38,000	$ 310,000